ACQUISITION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
ACQUISITION

NOTE 4 – ACQUISITION

My Health Logic Inc.

On November 1, 2021, Marizyme entered into a definitive arrangement agreement with Health Logic Interactive Inc. (“HLII”) pursuant to which the Company would acquire all of the issued and outstanding common shares of My Health Logic, a wholly owned subsidiary of HLII, in exchange for common shares of Marizyme (the “Marizyme Shares”).

Marizyme is dedicated to the acceleration, development and commercialization of medical technologies that promote patient health, therefore a strategic decision was made to acquire My Health Logic, which has provided Marizyme with access to MHL’s lab-on-chip technology platform and its patient-centric, digital point-of-care diagnostic device, MATLOC 1; and allowed for further growth and development of Marizyme’s portfolio of medical products.

MARIZYME, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

On December 22, 2021, Marizyme received the necessary regulatory, court and stock exchange approval to complete the acquisition of MHL resulting in a total of 306,740 Common Shares issued to HLII; 15,334 of these shares are being held and administered by Marizyme to be released to HLII, less any amounts claimed by Marizyme or its affiliates for any losses arising out of certain breaches as set out in the acquisition agreement. This resulted in HLII holding approximately 11.35% of the total number of issued and outstanding Marizyme Shares (based on 2,702,070 Marizyme Shares issued and outstanding immediately after closing).

In accordance with Accounting Standards Codification (“ASC”) 805-10 the substance of a transaction constitutes a business combination as the business of My Health Logic Inc. meets the definition of a business under the standard. Accordingly, the transaction was accounted for in accordance with the acquisition method of accounting, and the assets acquired, and the liabilities assumed have been recorded at their respective estimated fair values as of the acquisition date. The purchase price was based on management’s estimate of fair value of the common shares issued.

According to ASC 805 the acquirer has a year from the date of acquisition to recognize measurement period adjustments. While Marizyme does not expect the carrying amount, the fair value, and the estimated useful life of identifiable assets and liabilities acquired, provided below, to change, the tax basis related to these intangible assets is not final and remains preliminary at September 30, 2022.

Details of the carrying amount and the fair value of identifiable assets and liabilities acquired and purchase consideration paid were as follows:

Consideration given up
Common shares	$7,774,000
Total consideration given up	$7,774,000

Fair value of identifiable assets acquired, and liabilities assumed
Net working deficit	$(613,156)
Property, plant, and equipment	12,500
Intangible assets	6,600,000
Goodwill	1,774,656
Total identifiable assets	$7,774,000

As a result of the My Health Logic acquisition, the Company acquired its lab-on-chip technology platform, its patient-centric, digital point-of-care diagnostic device - MATLOC 1 as well as patents rights and trademarks relating to it. In addition, the Company acquired ownership rights to MATLOC patents issued in the European Union, Canada, and the United States.

The intangible assets acquired include:

●	Trade name, with estimated remaining economic life of 14 years,
●	Software, which enables customers to track and update their test results, with economic life of 15 years, and
●	Biotechnology intangible assets related to lab-on-chip technology, with estimated remaining economic life of 17 years.

As part of the acquisition, Marizyme assumed an aggregate of $468,137 in notes payable, the notes were unsecured, bore interest at a rate of 9% per annum with no maturity date. For the three and nine months ended September 30, 2022, Marizyme recognized $4,538 and $15,124 of interest expense on the notes payable, respectively (September 30, 2021 - $Nil and $Nil, respectively). The Company settled an aggregate of $278,678 of these notes payable as part of Unit Purchase Agreement issuances during the nine months ended September 30, 2022 (Note 7). As of September 30, 2022, balance of the remaining matured note payable was $213,563 (December 31, 2021 - $469,252).

Goodwill is attributed to the workforce and profitability of the acquired business and is not deductible for tax purposes. A residual method methodology was used to estimate the fair market value goodwill. A pre-tax discount rate based on weighted average cost of capital of 37.5% was used in the fair value assumptions for the assembled workforce acquired.

Pro-forma revenue, net income/(loss), and earnings per share are not presented for this acquisition as they are not material.

MARIZYME, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

2. Acquisitions

DuraGraft®

On December 15, 2019, the Company entered into a contingent asset purchase agreement (the “Agreement”), as amended on March 31, 2020 and May 29, 2020, with Somahlution, LLC, Somahlution, Inc., and Somaceutica, LLC, companies duly organized under the laws of Delaware (collectively, “Somah” or “Seller”) to acquire all of the assets and none of the liabilities of Somah (the “Acquisition”), including DuraGraft®, a one-time intraoperative vascular graft treatment for use in vascular and bypass surgeries that maintains endothelial function and structure, and other related properties.

On July 31, 2020, the Company and Somah entered into Amendment No. 3 to the Agreement and the Agreement was finalized. Pursuant to the terms of this amendment, it was agreed that, as part of the Acquisition, the Company would acquire the outstanding capital stock of Somahlution, Inc., held by Somahlution, LLC, rather than the assets of Somahlution, Inc. This change to the Agreement was made to accommodate the European Union (“EU”) requirements with respect to the future manufacturing under Somahlution, Inc. of CE marked products for sale in the EU. In Amendment No. 3, the Company agreed to assume certain payables of Somah related to clinical and medical expenses. It was agreed that the payments on the assumed debts would be recorded as a prepaid royalty against future royalties. As of December 31, 2021 and 2020, prepaid royalties were $339,091 and $344,321, respectively, and were recorded as a non-current asset.

Pursuant to the Agreement and in consideration of the outstanding capital stock of Somahlution, Inc., the Company agreed to issue to Somah:

●	666,667 restricted shares of common stock of the Company;
●	Warrants to purchase 199,992 restricted common shares of the Company with a strike price of $75.00 per common share and a term of five years;
●	The Company, on a pro rata basis, shall grant the Seller the following contingent consideration upon receiving the FDA final approval and insurance reimbursement approval on the product:

○	Grant of performance warrants for 266,666 restricted common shares of the Company, with a strike price determined based on the average of the closing prices of the common shares for the 30 calendar days following the date of the public announcement of FDA approval;
○	Royalties to be paid on all net sales of the product acquired from Somah of 6% on the first $50 million of international net sales (and 5% on the first $50 million of U.S. net sales), 4% for greater than $50 million up to $200 million, and 2% for greater than $200 million;
○	Payment of 10% of cash value of the rare pediatric voucher sales following the FDA approval and subsequent sale to an unaffiliated third party of a rare pediatric voucher based on Somah’s DuraGraft product;
○	Grant of rare pediatric voucher warrants to purchase an aggregate of 16,666 commons shares with a term of five years and a strike price determined based on the average of the closing prices of the common shares for the 30 calendar days following the date of the public announcement of FDA approval, and
○	Liquidation preference, up to a maximum of $20 million upon the sale by the Company of all or substantially all of the assets relating to the Somah products. Upon the sale of either or both of the DuraGraft or Somah derived solid organ transplant products, the Company will pay 15% of the net sale proceeds towards the liquidation preference maximum amount.

On July 30, 2020, the Company completed the acquisition of Somah (the “Somah Transaction”). The acquisition of Somah provides the Company with access to DuraGraft and other related intangible assets, which upon approval by FDA, will further the Company’s continued growth and international-wide product rollout.

In accordance with ASC 805-10 the substance of a transaction constitutes a business combination as the business of Somah meets the definition of a business under the standard. Accordingly, the transaction was accounted for in accordance with the acquisition method of accounting, and the assets acquired, and the liabilities assumed have been recorded at their respective estimated fair values as of the acquisition date. The purchase price is based on management’s estimate of fair value of the common shares and warrants issued as well as contingent consideration and liquidation preference given up. The final allocation of the purchase price consideration to the assets acquired and liabilities assumed has been completed and finalized.

MARIZYME, INC.

Notes to the Consolidated Financial Statements

December 31, 2021

Details of the carrying amount and the fair value of identifiable assets and liabilities acquired and purchase consideration paid are as follows:

Consideration
Common shares	$12,500,000
Warrants	1,200,000
Contingent consideration[1]	9,926,000
Total consideration	$23,626,000

Fair value of identifiable assets acquired, and liabilities assumed
Net working capital	$30,908
Property, plant, and equipment	9,092
Intangible assets	18,170,000
Goodwill	5,416,000
Total identifiable assets	$23,626,000

[1]	During the year ended December 31, 2021, for the purposes of the final allocation of the purchase price consideration, contingent consideration was measured as of the date of Somah acquisition - July 31, 2020 and valued at $9,926,000. Since then, the fair market value of the contingent liabilities, measured in accordance with Level 3 of the fair value hierarchy, has increased by $1,387,000 to $11,313,000 as at December 31, 2021 (Note 1).

The intangible assets acquired include:

●	DuraGraft patent, with estimated remaining economic life of 13 years,
●	“Distribution relationships” intangible asset related to DuraGraft products, with estimated remaining economic life of 10 years, and
●	In-process research and development intangible asset - “Cyto Protectant Life Sciences” with indefinite economic life.

Goodwill is attributed to the workforce and profitability of the acquired business and is not deductible for tax purposes. A residual method methodology was used to estimate the fair market value goodwill. A pre-tax discount rate based on weighted average cost of capital of 33.8% was used in the fair value assumptions for the assembled workforce acquired.

Pro-forma revenue, net income, and earnings per share are not presented for this acquisition as they are not material.

My Health Logic Inc.

On November 1, 2021, Marizyme entered into a definitive arrangement agreement with Health Logic Interactive Inc. (“HLII”) pursuant to which the Company will acquire all of the issued and outstanding common shares of My Health Logic Inc. (“My Health Logic” or “MHL”), a wholly owned subsidiary of HLII, in exchange for common shares of Marizyme (the “Marizyme Shares”).

Marizyme is dedicated to the acceleration, development and commercialization of medical technologies that promote patient health, therefore a strategic decision was made during the year ended December 31, 2021 to acquire My Health Logic, which have provided Marizyme with access to MHL’s lab-on-chip technology platform and its patient-centric, digital point-of-care screening device, MATLOC 1; and allowed for further growth and development of Marizyme’s portfolio of medical products.

On December 22, 2021, Marizyme received the necessary regulatory, court and stock exchange approval to complete the acquisition of MHL resulting in a total of 306,740 Common Shares issued to HLII; 15,334 of these shares are being held and administered by Marizyme to be released to HLII, less any amounts claimed by Marizyme or its affiliates for any losses arising out of certain breaches as set out in the acquisition agreement. This resulted in HLII holding approximately 11.35% of the total number of issued and outstanding Marizyme Shares (based on 2,702,070 Marizyme Shares issued and outstanding immediately after closing).

In accordance with ASC 805-10 the substance of a transaction constitutes a business combination as the business of My Health Logic Inc. meets the definition of a business under the standard. Accordingly, the transaction was accounted for in accordance with the acquisition method of accounting, and the assets acquired, and the liabilities assumed have been recorded at their respective estimated fair values as of the acquisition date. The purchase price is based on management’s estimate of fair value of the common shares issued.

According to ASC 805 the acquirer has a year from the date of acquisition to recognize measurement period adjustments. While Marizyme doesn’t expect the carrying amount and the fair value of identifiable assets and liabilities acquired, provided below, to change, the estimates surrounding the useful life of intangible assets acquired may differ from the initial values determined. The change in useful life of the intangible assets will not have a material impact on the net loss for the year ended December 31, 2021. Additionally, The Company is in the process of finalizing the tax basis related to these intangible assets which is not final as of December 31, 2021.

Details of the carrying amount and the fair value of identifiable assets and liabilities acquired and purchase consideration paid are as follows:

Consideration given up
Common shares	$7,774,000
Total consideration given up	$7,774,000

Fair value of identifiable assets acquired, and liabilities assumed
Net working deficit	$(613,156)
Property, plant, and equipment	12,500
Intangible assets	6,600,000
Goodwill	1,774,656
Total identifiable assets	$7,774,000

As a result of the My Health Logic acquisition, we acquired its lab-on-chip technology platform, its patient-centric, digital point-of-care screening device - MATLOC 1 as well as patents rights and trademarks relating to it. In addition, we acquired ownership rights to MATLOC patents issued in the European Union, Canada, and the United States.

MARIZYME, INC.

Notes to the Consolidated Financial Statements

December 31, 2021

The intangible assets acquired include:

●	Trade name, with estimated remaining economic life of 14 years,
●	Software, which enables customers to track and update their test results, with economic life of 15 years, and
●	Biotechnology intangible assets related to lab-on-chip technology, with estimated remaining economic life of 17 years.

As part of the acquisition, Marizyme assumed an aggregate of $468,137 in notes payable, the notes are unsecured, bear interest at a rate of 9% per annum and mature on August 12, 2022. For the year ended December 31, 2021, Marizyme recognized $1,115 of interest expense on the notes payable (2020 - $Nil).

Goodwill is attributed to the workforce and profitability of the acquired business and is not deductible for tax purposes. A residual method methodology was used to estimate the fair market value goodwill. A pre-tax discount rate based on weighted average cost of capital of 37.5% was used in the fair value assumptions for the assembled workforce acquired.

Pro-forma revenue, net income, and earnings per share are not presented for this acquisition as they are not material.